EQUITY - Share Buyback and Treasury Shares (Details) € / shares in Units, $ / shares in Units, € in Millions, $ in Millions																					12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 EUR (€) € / shares shares	May 05, 2023 shares	Mar. 31, 2023 USD ($) $ / shares	Mar. 31, 2023 EUR (€) € / shares	Jul. 29, 2022 USD ($) shares	Jun. 08, 2022 USD ($) $ / shares shares	Jun. 08, 2022 EUR (€) € / shares shares	Apr. 25, 2022 USD ($) $ / shares shares	Apr. 25, 2022 EUR (€) € / shares shares	Dec. 28, 2021 USD ($) $ / shares shares	Dec. 28, 2021 EUR (€) € / shares shares	Nov. 16, 2021 USD ($) $ / shares shares	Nov. 16, 2021 EUR (€) € / shares shares	Jul. 05, 2021 USD ($) $ / shares shares	Jul. 05, 2021 EUR (€) € / shares shares	Jun. 17, 2021 USD ($) $ / shares shares	Jun. 17, 2021 EUR (€) € / shares shares	Mar. 03, 2021 USD ($) $ / shares shares	Mar. 03, 2021 EUR (€) € / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) program shares	Dec. 31, 2021 EUR (€) program shares
Disclosure of reserves within equity [line items]
Share buyback (in shares)	26,200,000	26,200,000				60,400,000	33,300,000	33,300,000	31,800,000	31,800,000	34,100,000	34,100,000	67,400,000	67,400,000	24,500,000	24,500,000	17,800,000	17,800,000	27,100,000	27,100,000
Number of share buyback programs, significant shareholders | program																							5	5
Share buyback	$ 652	€ 601		$ 1,492	€ 1,456	$ 1,400	$ 1,000	€ 943	$ 1,000	€ 911	$ 1,000	€ 886	$ 2,200	€ 1,881	$ 750	€ 630	$ 570	€ 469	$ 650	€ 537	$ 1,208	$ 2,937	$ 5,170
Treasury stock acquired, average price per share (in EUR/USD per share) | (per share)	$ 24.85	€ 22.88		$ 24.68	€ 24.10		$ 29.99	€ 28.26	$ 31.49	€ 28.68	$ 29.34	€ 25.99	$ 32.64	€ 27.91	$ 30.66	€ 25.77	$ 31.94	€ 26.27	$ 23.97	€ 19.79
Cumulative payments for repurchase of equity | $							$ 2,000
Stock repurchased program, shares authorised (in shares)			85,000,000
Percentage return of post dividend annual free cash flow			50.00%
Treasury shares (in shares)	33,538,016	33,538,016																			33,538,016	72,471,843	71,916,570	71,916,570
Significant shareholders
Disclosure of reserves within equity [line items]
Share buyback (in shares)																							62,200,000	62,200,000
Share buyback																							$ 1,878	€ 1,600